Accrued liabilities and other current liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Accrued liabilities and other current liabilities
Accrued payroll and welfare payables	¥ 32,753	$ 4,613	¥ 41,616
Payable for business acquisition	16,788	2,365	16,788
Other taxes and surcharges	12,041	1,696	8,005
Service fees	7,449	1,049	4,483
Government grants	2,628	370	1,000
Others	3,023	426	3,441
Total accrued liabilities and other current liabilities	¥ 74,682	$ 10,519	¥ 75,333